Exceptional items - Additional Information (Details) $ / shares in Units, $ in Millions	Dec. 24, 2023 USD ($) $ / shares shares
Offerors | Class A ordinary shares
Exceptional items
Price per share in tender offer | $ / shares	$ 33.00
Offerors | Class A ordinary shares | Maximum
Exceptional items
Number of shares covered by tender offer	13,237,834
Trawlers Limited
Exceptional items
Subscription price for shares subscribed for immediately following expiration time of tender offer | $	$ 200
Subscription price for shares subscribed for before 31 December 2024 | $	$ 100
Trawlers Limited | Class A ordinary shares
Exceptional items
Number of shares to be subscribed for immediately following expiration time of tender offer	1,966,899
Number of shares to be subscribed for before 31 December 2024	983,450
Trawlers Limited | Class B ordinary shares
Exceptional items
Percentage of shares to be purchased	25.00%
Number of shares to be subscribed for immediately following expiration time of tender offer	4,093,707
Number of shares to be subscribed for before 31 December 2024	2,046,854